Loss On Financial Obligations - Additional Information (Details) $ / shares in Units, $ in Thousands						10 Months Ended	12 Months Ended
	Sep. 29, 2019 CAD ($)	Aug. 06, 2019 CAD ($)	Aug. 06, 2019 $ / shares	Jul. 17, 2019 CAD ($) $ / shares shares	Aug. 16, 2018 CAD ($) ft²	Dec. 31, 2018 CAD ($) ft² shares	Dec. 31, 2020	Dec. 31, 2019 CAD ($)
Financial Obligations [Line Items]
Loss on financial obligation						$ 18,485		$ 60,308
Former Executive Chairman
Financial Obligations [Line Items]
Shares issued | shares				50,963
Aggregate consideration of common shares | shares				3,680,000
Share purchase warrants | shares				480,000
Warrant exercise price | $ / shares				$ 15.94
Warrants exercise period				3 years
Cash to be paid for indirect acquisition of investment and royalty agreement				$ 9,500
Loss on financial obligation		$ 59,600
Initial public offering price | $ / shares			$ 13.00
Cash payment for the indirect acquisition of the investment and royalty agreement	$ 9,500
Investment and Royalty Agreement
Financial Obligations [Line Items]
Advance amount under investment and royalty agreement						$ 10,900
Amount converted to common shares | shares						7,149,035
Difference of estimated fair value and price per share in credit agreement charged to finance expense					$ 8,500
Area of land used for agriculture | ft²					25,000	44,403
Description of royalty payments agreement							Purchaser was entitled to quarterly royalty payments calculated based on the Company’s revenue from the facilities subject to the amended agreement for each fiscal quarter multiplied by 6.5
Present value of royalty payments						$ 18,500
Discount rate of present value calculation of royalty payments						18.00%
Term of valuation for royalty payments						10 years
Discount rate of estimate value calculation of royalty payments						18.00%
Top of Range | Investment and Royalty Agreement
Financial Obligations [Line Items]
Equity financing to be received under investment and royalty agreement					$ 11,000